Acquisitions, Divestitures, Equity-Method Investments and Assets and Liabilities Held for Sale, Licensing Arrangements and Research and Development and Collaborative Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations, Discontinued Operations And Disposal Groups, Collaborative Arrangements And Equity Method Investments [Abstract]
Summary of Assets and Liabilities Held For Sale

The amounts associated with the Consumer Healthcare business, as well as other assets classified as held for sale consisted of the following:
(MILLIONS OF DOLLARS)	December 31, 2018
Assets Held for Sale
Cash and cash equivalents	$32
Trade accounts receivable, less allowance for doubtful accounts	532
Inventories	538
Other current assets	56
PP&E	675
Identifiable intangible assets, less accumulated amortization	5,763
Goodwill	1,972
Noncurrent deferred tax assets and other noncurrent tax assets	54
Other noncurrent assets	57
Total Consumer Healthcare assets held for sale	9,678
Other assets held for sale(a)	46
Assets held for sale	$9,725

Liabilities Held for Sale

Trade accounts payable	$406
Income taxes payable	39
Accrued compensation and related items	93
Other current liabilities	353
Pension benefit obligations, net	39
Postretirement benefit obligations, net	33
Noncurrent deferred tax liabilities	870
Other noncurrent liabilities	56
Total Consumer Healthcare liabilities held for sale	$1,890
(a)
Other assets held for sale consist of PP&E.

Summarized Financial Information of Equity Method Investments

Summarized financial information for our equity method investee, ViiV, as of December 31, 2019 and 2018 and for the years ending December 31, 2019, 2018, and 2017 is as follows:
	As of December 31,
(MILLIONS OF DOLLARS)	2019	2018
Current assets	$3,839	$3,381
Noncurrent assets	3,437	3,664
Total assets	7,276	7,045

Current liabilities	2,904	2,725
Noncurrent liabilities	5,860	6,636
Total liabilities	8,765	9,361

Total net equity/(deficit) attributable to shareholders	$(1,489)	$(2,316)

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017
Net Sales	$6,139	$6,219	$5,504
Cost of sales	(516)	(462)	(381)
Gross profit	$5,623	$5,757	$5,123
Income from continuing operations	3,398	2,154	1,867
Net income	3,398	2,154	1,867
Income attributable to shareholders	3,398	2,154	1,867

Summarized financial information for our equity method investee, GSK Consumer Healthcare, as of and for the two months ending September 30, 2019, the most recent period available, is as follows:
(MILLIONS OF DOLLARS)	September 30, 2019
Current assets	$7,505
Noncurrent assets	38,575
Total assets	$46,081

Current liabilities	$5,241
Noncurrent liabilities	5,536
Total liabilities	$10,776

Equity attributable to shareholders	$35,199
Equity attributable to noncontrolling interests	105
Total net equity	$35,304

(MILLIONS OF DOLLARS)	For the Two Months Ending September 30, 2019
Net Sales	$2,161
Cost of sales	(803)
Gross profit	$1,358
Income from continuing operations	152
Net income	152
Income attributable to shareholders	148

Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions

The following table provides the amounts and classification of payments (income/(expense)) between us and our collaboration partners:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017
Revenues—Revenues(a)	$664	$571	$606
Revenues—Alliance revenues(b)	4,648	3,838	2,927
Total revenues from collaborative arrangements	$5,313	$4,409	$3,533
Cost of sales(c)	$(351)	$(296)	$(329)
Selling, informational and administrative expenses(d)	(173)	(90)	(54)
Research and development expenses(e)	99	162	222
Other income/(deductions)—net(f)	362	281	249

(a)	Represents sales to our partners of products manufactured by us.

(b)
Substantially all relates to amounts earned from our partners under co-promotion agreements. The increases in each of the periods presented reflect increases in alliance revenues from Eliquis and Xtandi.

(c)
Primarily relates to amounts paid to collaboration partners for their share of net sales or profits earned in collaboration arrangements where we are the principal in the transaction, and cost of sales associated with inventory purchased from our partners.

(d)	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.

(e)
Primarily relates to upfront payments and pre-approval milestone payments earned by our partners as well as net reimbursements. The upfront and milestone payments were as follows: $50 million in 2018 and $15 million in 2017. There were no upfront and milestone payments in 2019. Our collaboration with Lilly (see below) also includes reimbursements of $67 million in 2019, $98 million in 2018 and $147 million in 2017.

(f)
Primarily relates to royalties from our collaboration partners.